Note 15- Redeemable Noncontrolling Interest and Noncontrolling Interest (Details Narrative)	9 Months Ended
Sep. 30, 2025 USD ($)
Noncontrolling Interest [Abstract]
[custom:PreferredStockNotSubjectToMandatoryRedemptionCarryingAmount-0]	$ 38,675,838
[custom:RedeemablePreferredStockCarryingAmount-0]	13,239,051
[custom:ProceedsFromRedeemableNoncontrollingInterest]	1,100,000
[custom:RedeemableNoncontrollingInterestDividends]	$ 568,789